Equity-Based Compensation - Class A Common Stock Options Activity (Details) - Class A Common Stock Options $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Options
Beginning balance (in shares) | shares	0
Effect of Reorganization Transactions and IPO (in shares) | shares	576,708
Forfeited (in shares) | shares	(7,165)
Ending balance (in shares) | shares	569,543
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 0
Effect of Reorganization Transactions and IPO (in dollars per share) | $ / shares	21.00
Forfeited (in dollars per share) | $ / shares	21.00
Ending balance (in dollars per share) | $ / shares	$ 21.00
Unit options outstanding, aggregate intrinsic value | $	$ 17.1
Unit options exercisable, aggregate intrinsic value | $	$ 0.0
Unit options outstanding, weighted average remaining term	9 years 10 months 24 days